UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number:  028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, Managing Member
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         August 13, 2009
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $18,678 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 |    028-12717    |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 |    028-12716    |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                   13F INFORMATION TABLE

                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING  AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   x($1000) PRN AMT PRN CALL DISCRETN MANAGERS SOLE    SHARED    NONE

ALLIED HEALTHCARE INTL INC     COM             01923A109   2,123  978,210 SH       DEFINED  1,2      978,210         0    0
ALLSCRIPTS HEALTCAR SOL        DBCV 3.500% 7/1 01988P108     163   10,300 SH       DEFINED  1,2       10,300         0    0
AMERICAN ORIENTAL  BIOENGINEER COM             028731107     741  140,000 SH       DEFINED  1,2      140,000         0    0
ARGAN INC                      COM             04010E109     275   19,488 SH       DEFINED  1,2       19,488         0    0
ARRIS GROUP INC                COM             04269Q100      12    1,000 SH       DEFINED  1,2        1,000         0    0
CASH AMERICA INTL INC          COM             14754D100   1,380   59,000 SH       DEFINED  1,2       59,000         0    0
DARLING INTL INC               COM             237266101     288   43,600 SH       DEFINED  1,2       43,600         0    0
DOLLAR FINL CORP               COM             256664103   1,867  135,400 SH       DEFINED  1,2      135,400         0    0
EPIQ SYS INC                   COM             26882D109     903   58,700 SH       DEFINED  1,2       58,700         0    0
HERBALIFE LTD                  COM USD SHS     G4412G101   1,104   35,000 SH       DEFINED  1,2       35,000         0    0
ICON PUB LTD. CO.              SPONSORED ADR   45103T107     269   12,450 SH       DEFINED  1,2       12,450         0    0
INVERNESS MED INNOVATIONS INC  COM             46126P106   1,828   51,370 SH       DEFINED  1,2       51,370         0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A   53071M500   1,311   49,100 SH       DEFINED  1,2       49,100         0    0
NMT MEDICAL INC                COM             629294109     256  116,369 SH       DEFINED  1,2      116,369         0    0
PAREXEL INTL CORP              COM             699462107     302   21,000 SH       DEFINED  1,2       21,000         0    0
PHARMACEUTICAL PROD DEV INC    COM             717124101     320   13,800 SH       DEFINED  1,2       13,800         0    0
PORTFOLIO RECOVERY ASSOCS INC  COM             73640Q105     887   22,900 SH       DEFINED  1,2       22,900         0    0
SCHOOL SPECIALTY INC           NOTE 3.750% 8/0 807863105     707   35,000 SH       DEFINED  1,2       35,000         0    0
SUNOPTA INC                    COM             8676EP108     648  271,283 SH       DEFINED  1,2      271,283         0    0
TELETECH HLDGS INC             COM             879939106   1,712  113,000 SH       DEFINED  1,2      113,000         0    0
TRANSDIGM GROUP INC            COM             893641100     543   15,000 SH       DEFINED  1,2       15,000         0    0
VCA ANTECH INC                 COM             918194101     547   20,500 SH       DEFINED  1,2       20,500         0    0
WEST PHARMACEUTICAL SVCS INC   COM             955306105     491   14,100 SH       DEFINED  1,2       14,100         0    0